Fair Value Measurements - Financial assets and liabilities (Details) $ in Thousands	1 Months Ended
	Mar. 31, 2024 instrument	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Assets:
Number of Freestanding Financial Instruments | instrument	2
Series C redeemable convertible preferred stock
Assets:
Number of Freestanding Financial Instruments | instrument	2
Recurring
Assets:
Total assets		$ 287,584	$ 26,266
Recurring | Money market funds
Assets:
Cash equivalents		168,847	21,310
Recurring | U.S. treasuries
Assets:
Cash equivalents			2,000
Marketable securities		118,737	2,956
Level 1 | Recurring
Assets:
Total assets		215,984	25,268
Level 1 | Recurring | Money market funds
Assets:
Cash equivalents		168,847	21,310
Level 1 | Recurring | U.S. treasuries
Assets:
Cash equivalents			2,000
Marketable securities		47,137	1,958
Level 2 | Recurring
Assets:
Total assets		71,600	998
Level 2 | Recurring | U.S. treasuries
Assets:
Marketable securities		$ 71,600	$ 998